THE DRESHER FAMILY OF FUNDS


                             THE DRESHER INCOME FUND




                               SEMI-ANNUAL REPORT
                                  June 30, 2003

                      MANAGEMENT DISCUSSION OF PERFORMANCE

                                     General


Business conditions remain weak and the consumer continues to be the primary source of economic strength. It's very alarming to see that mortgage rates have recently moved higher which could potentially dampen consumer confidence and spending. With unemployment still high and jobs being lost to overseas markets like China, we can only hope that our current stability will be maintained until business conditions improve. Business hiring and increased capital spending are desperately needed to support a very fragile economy. State and federal budget deficits are becoming a problem which greatly reduces the prospect of increased government spending being available to provide further economic stimulus.

Stock prices rebounded off near-term lows in March and provided some greatly needed psychological relief to market-weary investors. However, from our perspective, it's now all that much harder to justify current stock prices in relation to lackluster corporate earnings. With diminishing prospects for a meaningful acceleration in the rate of earnings growth, it appears we're floating haphazardly in a stock market "bubble" which may again burst without warning.

The Dresher Family of Funds has continued to maintain a temporary defensive strategy with the allocation of assets; we are holding reserves in the money market funds and in short- to intermediate-term bond funds. With interest rates moving higher, we are also avoiding longer-term bond investments, which are more adversely affected by an increase in rates than bonds with shorter maturities.




                             The Dresher Income Fund

The Dresher Income Fund is a diversified fund and designed to offer investors a portfolio of high-quality fixed-income securities. The Income Fund seeks a high and stable rate of current income, consistent with long-term preservation of capital. Under normal market conditions, the Fund will invest at least 90% of its assets in individual securities. Performance of the Fund for the period from February 26, 2003 (Date of commencement of investment operations) to June 30, 2003 was 1.40%. The return for the Index for the period was 2.19%. The Index used for comparative purposes is an average of The Lipper Short Term Investment Grade Index and The Lipper Intermediate Term Investment Grade Index.




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                          THE DRESHER INCOME FUND
                          PORTFOLIO OF INVESTMENTS
                               June 30, 2003
                                (UNAUDITED)
                                                                   PERCENTAGE
FUND                                 SHARES         FAIR VALUE     of TOTAL

Regulated Investment Companies  -  55.7%
Goldman Sachs FSQ Prime Obligations
Fund                                208,123         $208,123          20.7%
Dodge & Cox Income  Fund              7,810          101,535          10.1%
Harbor Bond Fund                      8,370          101,367          10.1%
Vanguard Short-Term Corporate Fund    9,279          101,235          10.0%
Vanguard Prime Money Market Fund     50,152           50,152           4.8%

Mortgage Backed Securities  -  35.0%
Federal Farm Credit Bank
3.250% - 11/20/2007                  25,000           25,593           2.5%
3.000% - 12/30/2009                  25,000           25,000           2.5%

Federal Home Loan Bank
2.125% - 12/26/2006                  25,000           25,000           2.5%
2.100% - 12/29/2006                  25,000           25,000           2.5%
2.220% - 03/30/2007                  25,000           25,000           2.5%
2.450% - 09/26/2007                  25,000           25,000           2.5%
2.600% - 12/17/2007                  25,000           25,000           2.5%
2.385% - 12/28/2007                  25,000           25,000           2.5%
3.030% - 06/30/2009                  25,000           25,000           2.5%

Federal Home Loan Mortgage Corp.
2.850% - 06/03/2008                  25,000           25,075           2.5%
2.750% - 06/18/2008                  25,000           25,000           2.5%

Federal National Mortgage Assoc.
3.375% - 05/05/2008                  25,000           25,625           2.5%
2.650% - 06/30/2008                  25,000           25,000           2.5%
3.270% - 06/30/2010                  25,000           25,000           2.5%
                                                    ----------      ----------
Total Investments (cost $911,988)                    913,705          90.7%
Other Assets and Liabilities                          93,777           9.3%
                                                    ----------      ----------
Net Assets                                        $1,007,482         100.0%
                                                  =============     ===========


    -----------------------------------------------------------------
              GROWTH OF $10,000 INVESTED ON 02/26/03
            (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
             ---------------------------------------------------------
                  The Dresher Income Fund    Lipper Index (see note below)
    -----------------------------------------------------------------------
      Feb '03              $10,000                         $10,000
    -----------------------------------------------------------------------
      Jun '03              $10,219                         $10,140
    -----------------------------------------------------------------------


The Lipper Index is an average of The Lipper Short Term Investment Grade Index and The Lipper Intermediate Term Investment Grade Index

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE The accompanying notes are an integral part of these financial statements.


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                           THE DRESHER FAMILY OF FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 2003
                                   (UNAUDITED)

                                                          Income Fund
                                                        ================

                           ASSETS

         Investments in Securities:
           At Acquisition Cost                                $911,988
                                                         ================
         At Fair Value (Note 1)                               $913,705
         Cash                                                   93,882
         Interest and Dividend Receivable                          310
                                                         -----------------
                  TOTAL ASSETS                              $1,007,897
                                                         -----------------
         LIABILITIES

         Payable to Advisor (Note 3)                              415
                                                         -----------------
                  TOTAL LIABILITIES                               415
                                                         -----------------
         NET ASSETS                                        $1,007,482
                                                         ==================

         NET ASSETS consist of:
              Capital Shares                               $1,001,780
              Undistributed Net Investment Income               3,985
              Net Unrealized Appreciation in Investments        1,717
                                                         ------------------
         NET ASSETS                                        $1,007,482
                                                         ==================

         SHARES OUTSTANDING (Unlimited Number of
              Shares Authorized, No Par Value)                 99,366
                                                        ===================

         NET ASSET VALUE PER SHARE                             $10.14
                                                        ===================




   The accompanying notes are an integral part of these financial statements.


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                           THE DRESHER FAMILY OF FUNDS
                             STATEMENT OF OPERATIONS
         FOR THE PERIOD FROM FEBRUARY 26, 2003 (DATE OF COMMENCEMENT
                     OF INVESTMENT OPERATIONS) TO JUNE 30, 2003
                                  (UNAUDITED)

                                                                 INCOME FUND
                                                              ==================

INVESTMENT INCOME
         Interest Income                                                310
         Dividend Income From Underlying Funds                        4,604
                                                            -------------------
         Total Investment Income                                      4,914
                                                            -------------------

EXPENSES
         Management Fees (Note 3)                                       929
                                                            -------------------
         Total Expenses                                                 929
                                                            -------------------

NET INVESTMENT INCOME                                                 3,985
                                                            -------------------

REALIZED  and UNREALIZED GAIN (LOSS)
         ON INVESTMENTS
         Change in Net Unrealized Appreciation (Depreciation)
                  of Underlying Funds                                 1,717
                                                             -------------------
         Net Realized and Unrealized Gain on Investments              1,717
                                                             -------------------

         NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                          $         5,702
                                                              ==================





   The accompanying notes are an integral part of these financial statements.

                           THE DRESHER FAMILY OF FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS
           FOR THE PERIOD FROM FEBRUARY 26, 2003 (DATE OF COMMENCEMENT
                   OF INVESTMENT OPERATIONS) TO JUNE 30, 2003
                                   (UNAUDITED)




                                                               INCOME FUND
                                                            ==================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net Investment Income                                      $         3,985
Change in Net Unrealized Appreciation in Underlying Funds            1,717
                                                              ----------------
Net Increase in Net Assets Resulting from Operations                 5,702


CAPITAL SHARE TRANSACTIONS

Proceeds from Shares Sold                                         1,059,201
Cost of Shares Redeemed                                             (57,421)
                                                           -------------------
Increase (Decrease) in Net Assets due to Share Transactions       1,001,780

Increase (Decrease) in Net Assets                                 1,007,482
Net Assets - Beginning of Year                                            0
                                                           -------------------
Net Assets - End of Year                                   $      1,007,482
                                                            ==================


OTHER INFORMATION

Shares:
  Sold                                                              105,046
  Redeemed                                                           (5,680)
                                                           -------------------
Net Increase (Decrease)                                              99,366
                                                            ==================






The accompanying notes are an integral part of these financial statements.

                           THE DRESHER FAMILY OF FUNDS
                              FINANCIAL HIGHLIGHTS
           FOR THE PERIOD FROM FEBRUARY 26, 2003 (DATE OF COMMENCEMENT
                   OF INVESTMENT OPERATIONS) TO JUNE 30, 2003
                                   (UNAUDITED)



Per share information for a share outstanding throughout the period.



                                                               INCOME FUND
                                                            ==================
Net Asset Value, Beginning Period                                 $10.00
                                                              ----------------
Investment Operations
     Net Investment Income                                          0.04
     Net Realized and Unrealized Gain (Loss) on Investments         0.10
                                                              ----------------
Total from Investment Operations                                    0.14
                                                              ----------------
Distributions
Distributions to Shareholders                                       0.00
                                                              ----------------
Net Asset Value, End of Period                                    $10.14
                                                            ==================
Total Return                                                        1.40%
Ratio of Net Expenses to Average Net Assets                         0.60% (a)
Ratio of Expenses Before Waiver to Average Net Assets               0.85% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets         0.83% (a)
Portfolio Turnover Rate                                             0.00%

Net Assets, End of Period (000's)                                   $914



(a) annualized










   The accompanying notes are an integral part of these financial statements.



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                           The Dresher Family of Funds
                          Notes to Financial Statements
                                  June 30, 2003





NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Dresher Family of Funds ("The Trust") was organized as a Delaware business trust. The Trust is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently consists of three Funds: The Dresher Classic Retirement Fund, The Dresher Comprehensive Growth Fund and The Dresher Income Fund. The Trust is a diversified management investment company for purposes of the 1940 Act because its assets are represented by securities of other investment companies, Individual securities or cash equivalents. The Trust was organized on March 26, 1997 and had no investment operations prior to October 1, 1997 other than those relating to organizational matters including raising initial capital.

The following significant accounting policies conform to generally accepted accounting policies for regulated investment companies.

Valuation of securities: All portfolio securities traded on a national securities exchange are stated at the last reported sales price on the date of valuation. Shares of underlying open-end management investment companies ("mutual funds") are valued at their respective net asset values as determined under the 1940 Act.

Federal income taxes: It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no provision for federal income taxes has been made.

Investment income: Distributions from net investment income and net realized gains from underlying mutual funds are recorded on an ex-dividend date basis. Interest income is recognized on an accrual basis.

Distributions to shareholders: All distributions to shareholders arising from each Fund's taxable income are distributed at least once per year and are recorded on an ex-dividend date basis.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to be paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                           The Dresher Family of Funds
                    Notes to Financial Statements (continued)
                                  June 30, 2003


NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
                   (continued)

Security transactions: Portfolio security transactions are recorded on a trade date basis. Securities sold are valued on a specific identification basis.

Use of estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of underlying mutual funds, excluding money market funds, which are considered short-term investments, were $700,000 and $-0-, respectively.


At June 30, 2003, the cost for federal income tax purposes was $911,988.

At June 30, 2003, the total unrealized appreciation and total unrealized depreciation was $1,960 and $243.


NOTE 3 - TRANSACTIONS WITH AFFILIATES


Investment Advisory Agreement

The Fund's investments are managed by National Financial Advisors, Inc. (the "Advisor"), pursuant to the terms of an investment advisory agreement. Under the agreement the Advisor is entitled to receive a management fee payable monthly based on the Fund's average daily net assets at the rate of 0.60% per annum. Unlike most mutual funds the management fee paid to the Advisor includes transfer agency, pricing, custody, auditing, legal, taxes, interest, expenses of non-interested Trustees and general administrative and other operating

                           The Dresher Family of Funds
                    Notes to Financial Statements (continued)
                                  June 30, 2003



NOTE 3 - TRANSACTIONS WITH AFFILIATES (continued)


Investment Advisory Agreement (continued)

expenses of each Fund. For the period of February 26, 2003 (date of commencement of investment operations) to June 30, 2003, the Advisor was paid $929.


Administrative, Accounting and Transfer Agency Agreement

Pursuant to an administrative, accounting and transfer agency agreement between each Fund, the Advisor and National Shareholder Services, Inc. ("NSS"), the Advisor shall pay NSS out of its management fee a monthly fee for serving as each Fund's administrative agent, accounting and pricing agent, transfer agent, dividend disbursing agent, shareholder service agent, plan agent and shareholder purchase and redemption agent. NSS is an affiliate of the Advisor.


Distribution Plan

The Dresher Family of Funds previously adopted a distribution and shareholder services plan (a 12b-1 plan) under which each Fund was permitted to pay the distributor a fee at the annual rate of up to 0.25% of average daily net assets for the sale of its shares and services provided to shareholders. The Fund's Trustees have suspended all 12b-1 distribution fees through June 30, 2004.


Certain trustees and officers of the Trust are also directors and officers of the Advisor, NSS and NFA Brokerage, Inc.





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                                SERVICING AGENTS


                             INVESTMENT ADVISOR:

                             National Financial Advisors, Inc.
                             Twining Office Center
                             715 Twining Road, Suite 202
                             Dresher, PA 19025

                             ADMINISTRATOR AND TRANSFER AGENT:

                             National Shareholder Services, Inc.
                             Twining Office Center
                             715 Twining Road, Suite 202
                             Dresher, PA 19025

                             CUSTODIAN:

                             Blue Ball National Bank
                             P. O. Box 580
                             1060 Main Street
                             Blue Ball, PA  17506

                             BROKER-DEALER/DISTRIBUTOR:

                             NFA Brokerage Services, Inc.
                             Twining Office Center
                             715 Twining Road, Suite 202
                             Dresher, PA 19025

                             INDEPENDENT AUDITORS:

                             Sanville & Company
                             1514 Old York Road
                             Abington, Pennsylvania 19001

                             LEGAL COUNSEL:

                             Stevens & Lee
                             111 North Sixth Street
                             Reading, PA  19603-0679